Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Jun. 30, 2012
Summary of significant accounting policies (Textual)
Cash	$ 7,325,017	[1]	$ 29,336,241	[2]	$ 9,879,169	[1]
Maturity period of short term bank borrowings	Three to six months
Contractual term of land use rights	15 to 50 years
Reimbursement on discounted bill receivable	1,600,000		9,200,000
Percentage of invoiced amount collected on behalf of tax authorities	17.00%
Minimum percentage of contribution in PRC on employee salary	18.60%
Maximum percentage of contribution in PRC on employee salary	26.10%
Employer contribution amount	$ 391,990		$ 284,752
Largest amount of recognized income tax positions	(Greater than 50%)
Stock Options [Member]
Summary of significant accounting policies (Textual)
Antidilutive Securities Excluded from Computation of Earnings Per Share	4,066,804		4,066,804
Warrant [Member]
Summary of significant accounting policies (Textual)
Antidilutive Securities Excluded from Computation of Earnings Per Share	7,886,586		7,886,586

[1]	Note 3
[2]	Note 2(d)